Employee Benefit Plan (Details) - Employee Savings Plan - USD ($) $ in Millions	12 Months Ended
	May 31, 2025	May 31, 2024
Defined Contribution Plan
Qualified non-elective contribution, employer contribution, as a percent	3.00%
Qualified non-elective contribution expense	$ 30.3	$ 59.9